Long-Term Debt, Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 160,689	$ 212,950
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Senior debt	449	15,083
Subordinated debt	5,387	5,775
Junior subordinated debt	388	375
Long-term debt	12,858	27,130
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	0	7,644
Subordinated debt	5,387	5,775
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	116	3,747
Junior subordinated debt	388	375
Wells Fargo Bank, National Association and other bank entities [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior debt	0	2,841
Wells Fargo Bank, National Association and other bank entities [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	307	792
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Senior debt	0	31
Wells Fargo Bank, National Association and other bank entities [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Senior debt	26	28
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 6,485	5,694
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.24%
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	9.03%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 449
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.13%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	17.78%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,387
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 388
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.73%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.77%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Senior debt	$ 1,545	3,576
Long-term debt	1,545	3,608
Other Consolidated Subsidiaries [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	398	1,390
Other Consolidated Subsidiaries [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	1,147	2,186
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Other long-term debt	0	32
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,545
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.46%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.46%
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Senior debt	$ 116,944	150,626
Subordinated debt	27,970	29,874
Junior subordinated debt	1,372	1,712
Long-term debt	146,286	182,212
Wells Fargo & Company [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	62,525	84,892
Subordinated debt	27,970	29,874
Junior subordinated debt	1,041	1,382
Wells Fargo & Company [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	5,535	13,736
Junior subordinated debt	331	330
Wells Fargo & Company [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior debt	43,010	43,917
Wells Fargo & Company [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	5,874	8,081
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 116,944
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.38%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.36%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.81%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.01%
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 27,970
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	123	126
Debt issuance costs, gross	$ 2	2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.45%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,372
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.62%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.12%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 149	203
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.24%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.25%
VIEs that we do not consolidate [Member]
Debt Instrument [Line Items]
Junior subordinated debt	$ 332	1,400
Long-Term Debt Textual [Abstract]
Junior subordinated debenture owed to unconsolidated subsidiary trust	388	704
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 329	$ 384